Supplemental Cash Flow Information Items - Changes in Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Acquired property and equipment remaining unpaid	$ 1,295	$ 853	$ 0
Acquired intangibles assets remaining unpaid	0	250	0
Capitalized stock-based compensation	362	79	26
Non-cash acquisitions of businesses	$ 0	$ 0	$ 404